Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 123	$ 138
Amortisation for the year	3	5	$ 5
Ending balance	123	123	138
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	283	299	564
Additions		1	1
Transfer to assets and liabilities held for sale	26		17
Disposals		3
Transfers and other movements	3	4	(264)
Translation		(18)	15
Ending balance	260	283	299
Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(160)	(161)	(419)
Transfer to assets and liabilities held for sale	(26)		(15)
Amortisation for the year	3	5	6
Impairment			9
Disposals		(3)
Transfers and other movements		(4)	264
Translation		7	(6)
Ending balance	(137)	(160)	(161)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	116	127
Ending balance	116	116	127
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	116	127	379
Additions		0	0
Transfer to assets and liabilities held for sale	0		0
Disposals		0
Transfers and other movements	0	0	(263)
Translation		(11)	11
Ending balance	116	116	127
Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	(253)
Transfer to assets and liabilities held for sale	0		0
Impairment			9
Disposals		0
Transfers and other movements		0	263
Translation		0	(1)
Ending balance	0	0	0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7	11
Ending balance	7	7	11
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	167	172	185
Additions		1	1
Transfer to assets and liabilities held for sale	26		17
Disposals		3
Transfers and other movements	3	4	(1)
Translation		(7)	4
Ending balance	144	167	172
Other | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(160)	(161)	(166)
Transfer to assets and liabilities held for sale	(26)		(15)
Amortisation for the year	3	5	6
Impairment			0
Disposals		(3)
Transfers and other movements		(4)	1
Translation		7	(5)
Ending balance	$ (137)	$ (160)	$ (161)